Taxation Paid - Schedule of Taxation Paid (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Schedule of Taxation Paid [Abstract]
Balance payable at beginning of the year	R (44,417)	R (64,661)	R (47,369)
Current tax for the year recognized in profit or loss	(335,567)	(322,715)	(318,054)
Translation adjustments	16,389	4,524	(1,195)
Balance payable at end of the year	74,521	44,417	64,661
Taxation paid during the year	R (289,074)	R (338,435)	R (301,957)